EXPLORATION AND EVALUATION ASSETS DISCLOSURE (Details)	12 Months Ended
	Jan. 31, 2023 CAD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 CAD ($)
Details
Costs associated with Regulatory Fees	$ 4,957	$ 6,058	$ 5,722